SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 16,567	$ 2,723	$ 2,482
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
BCA transaction cost	7,278
Professional services	667	1,105	1,089
Public company expenses	5,128
Wages and salaries related	1,348	935	752
Travel expenses	611	223
Office and maintenance	170	145	116
Share based compensation	1,222	137	331
Insurance	50	60	102
Depreciation and amortization	30	35	28
Other	63	83	64
Total	$ 16,567	$ 2,723	$ 2,482